RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)										3 Months Ended		12 Months Ended
	Jun. 24, 2021	May 31, 2019	May 01, 2019	Feb. 13, 2019	Oct. 18, 2018	Feb. 15, 2018	Feb. 13, 2018	Feb. 08, 2018	Nov. 02, 2016	Mar. 31, 2022	Dec. 31, 2019	Dec. 31, 2021	Sep. 30, 2021	Mar. 24, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Debt instrument, principal amount										$ 1,171,818		$ 1,109,890			$ 612,355
Common stock, shares par value										$ 0.001		$ 0.001	$ 0.001		$ 0.001
J S J Investments Inc [Member]
Related Party Transaction [Line Items]
Debt conversion price								$ 0.003
Debt instrument, interest rate								12.00%
Debt instrument, principal amount								$ 103,000
Percentage of debt conversion								9.90%
MGW Investment I Limited [Member]
Related Party Transaction [Line Items]
Debt instrument, maturity date										Oct. 08, 2023		Oct. 08, 2023
Debt converted in stock, amount	$ 75,000
Debt instrument, conversion feature										on May 11th this note was amended and the maturity date was extended to October 8, 2023, and the restriction on the conversion of the note was removed if the holder of this note holds over 9.9% of the Company’s common stock.		on May 11th this note was amended and the maturity date was extended to October 8, 2023, and the restriction on the conversion of the note was removed if the holder of this note holds over 9.9% of the Company’s common stock
Debt converted in stock, shares	25,000,000
Outstanding balance advance amount										$ 167,975	$ 167,975	$ 167,975
Due from to Related Party														$ 500,000
Convertible Note Purchase Agreement [Member] | Corporation and Confections Ventures Limited [Member]
Related Party Transaction [Line Items]
Debt conversion price							$ 0.003
Debt instrument, interest rate							10.00%
Subscription Agreement [Member] | MGW Investment I Limited [Member]
Related Party Transaction [Line Items]
Number of shares sold		168,000,000
Number of shares sold, value		$ 1,999,200
Sale of stock price per share		$ 0.0119
Common stock, shares par value		0.001
Warrants, exercise price		$ 0.04
Convertible Notes [Member]
Related Party Transaction [Line Items]
Repayments of convertible debt									$ 84,000
Debt conversion price									$ 0.005
Debt instrument, interest rate									10.00%
CVL Note [Member] | Convertible Note Purchase Agreement [Member] | Corporation and Confections Ventures Limited [Member]
Related Party Transaction [Line Items]
Debt conversion price							$ 0.003
Debt instrument, interest rate							10.00%
Debt instrument, principal amount							$ 939,500
Debt instrument, maturity date							Feb. 13, 2020
Debt instrument, beneficial conversion feature							$ 532,383
CVL Note [Member] | Convertible Note Purchase Agreement [Member] | Mgw Investments [Member]
Related Party Transaction [Line Items]
Debt converted in stock, amount							$ 939,500
Excess authorized shares							800,000,000
MGWI Note [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate								12.00%
Debt instrument, principal amount								$ 153,123
Debt instrument, conversion feature								The MGWI Note is convertible into shares of the Corporation’s common stock at the lower of: (i) a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of a Conversion Notice; or (ii) 0.003. As a result of the closing of the transactions contemplated by the Stock Purchase Agreement and Convertible Note Purchase Agreement, the MGWI Note must be redeemed by the Corporation in an amount that will permit CVL and MGWI and their affiliates to hold 65% of the issued and outstanding Common Stock of the Corporation on a fully diluted basis.
MGWI Note [Member] | JSJ Investments [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate								12.00%
Mr. Bennett [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Annual salary			$ 175,000
Chief Executive Officer [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Shares issued during period share based compensation				20,000,000	20,000,000
Share price				$ 0.0131
Shares issued during period share based compensation, value				$ 262,000
Chief Executive Officer [Member] | Kambiz Mahdi [Member]
Related Party Transaction [Line Items]
Payments to Acquire Productive Assets										$ 8,180		$ 10,241
Board of Directors [Member] | 2017 Stock Compensation Program [Member]
Related Party Transaction [Line Items]
Option grant description												(a) we issued to each of our non-employee members of our Board of Directors first joining the Board in October 2015 and who had not received any compensation for serving as directors of the Company (five persons) options to purchase 150,000 shares of our common stock with an exercise price of $.03 per share, the last sale price of our common stock on June 29, 2017 and (b) we issued to each of our non-employee members of our Board of Directors currently serving on the Board (six persons) options to purchase 300,000 shares of our common stock with an exercise price of $.03 per share
Ms Li Guirong [Member]
Related Party Transaction [Line Items]
Shares issued during period share based compensation						9,200,000
Share price						$ 0.0053
Shares issued during period share based compensation, value						$ 48,760